ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 517,669	R$ 484,652
Current	139,395	262,018
Non-current	R$ 378,274	R$ 222,634